Acquisition Deposit	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition Deposit
8.	Acquisition Deposit

On May 21, 2019, the Company entered into a share exchange agreement (the “Definitive Agreement”) among the Company, 1200665 B.C. Ltd., a private British Columbia company (“1200665BC”), whereby the Company will acquire all of the issued and outstanding shares of 1200665BC. 1200665BC, have pending Share Purchase Agreements (“SPA”) with V6E and Sullivan Park, whom are beneficial owners of cannabis cultivation and manufacturing licenses in the state of Nevada. The Company sought regulatory approval for the transfer of ownership from the State of Nevada. Upon receipt of regulatory approval, the transaction with 1200665BC was closed. As consideration, the Company issued 30,645,161 common shares with a fair value of $11,645,161 and settled the remaining purchase price of $12,500,000 through the issuance of 40,322,580 common shares. The acquisition deposit represents funds and equity advanced to these Entities. Upon regulatory approval, the Company will assess whether the acquired business meets the definition under ASC 805, Business Combinations, and the acquisition deposit will be the purchase price. The acquisition deposit was eliminated upon regulatory approval in 2024.

In the fourth quarter of 2022, it was determined by Management that certain acquisitions noted above were revalued based on initial expectations of valuations being much higher than determined at December 31, 2022. Although the Management reduced the expected value of certain acquisitions, there were still material value to warrant a deposit asset and this is evidenced by Letters of Intent (“LOI’s”) that are included as an asset on the accompanying balance sheets as Acquisition Deposits. These deposits total $1.64 million and are based on the LOI’s in place at the time these financial statements were available to be issued. As of December 31, 2023, the acquisition deposit balance was $1,445,483. As of December 31, 2024, there is no longer a balance for licenses or acquisition deposits that were recognized as intangible assets as of the current period end (See Note 11 – Assets Held for Sale).